Offerings	Sep. 05, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of (1)
Maximum Aggregate Offering Price	$ 5,750,000
Amount of Registration Fee	$ 880.33
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	(i) Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	(ii) One Warrant to Purchase One Common Share (2)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares Underlying Warrants
Maximum Aggregate Offering Price	$ 5,750,000
Amount of Registration Fee	$ 880.33
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Warrants is equal to $5,750,000 (which is equal to the proposed maximum aggregate offering price for the Units multiplied by 100%, as the exercise price of the Warrants is 100% of the Unit price).
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Representative's Warrants to Purchase Common Stock (2)
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Representative's Warrants to Purchase Common Stock (2)
Maximum Aggregate Offering Price	$ 503,125
Amount of Registration Fee	$ 77.03
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Representative’s Warrants is equal to $503,125 (which is equal to 7% of the maximum aggregate offering price of the shares underlying the Units) multiplied by 125%, as the exercise price of the Representative’s Warrants is 125% of the Unit price).